Consolidated Statement of Profit or Loss and Comprehensive Loss - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017 [1]	Dec. 31, 2016 [1]
Operating expenses from railroad and related business [abstract]
Revenue		€ 31,448	€ 21,915	€ 2,510
Research and development costs		(46,740)	(34,125)	(18,424)
Management and administration costs		(10,395)	(13,697)	(4,258)
Other expenses		(13,160)	(9,395)	(7,709)
Total operating expenses		(70,295)	(57,217)	(30,391)
Operating result		(38,847)	(35,302)	(27,881)
Finance income		7,843	1,112	88
Finance cost		(4)	(30,335)	(19,644)
Other income		7,095
Other income (expense)		14,934	(29,223)	(19,556)
Result before taxation		(23,913)	(64,525)	(47,437)
Income tax expense		(356)	(249)
Result after taxation		(24,269)	(64,774)	(47,437)
Other comprehensive income
Exchange differences from translation of foreign operations		34	89	8
Total other comprehensive income for the period		34	89	8
Total comprehensive loss for the period		€ (24,235)	€ (64,685)	€ (47,429)
Basic (and diluted) loss per share	[2]	€ (1.09)	€ (3.37)	€ (3.58)

[1]	See Note 4 for details regarding the restatement as a result of a change in accounting policy.
[2]	For the periods included in these financial statements, share options and restricted stock units were excluded from the diluted loss per share calculation as the Company was in a loss position in each period presented above. As a result, basic and diluted loss per share are equal.